Exhibit 3 - Conditions of the most significant debt (Details) S/ in Billions, R$ in Billions, COU in Billions, CLF in Billions, $ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 COU	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 CLF	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COU
Conditions of the most significant debt
Borrowings	$ 109,200	$ 119,965
National currency bond one
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2010-12
Maturity	2040-12
Currency	COP
Amount disbursed	$ 284
Borrowings	$ 284
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
National currency bond two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity	2028-08
Currency	COP
Amount disbursed	$ 348
Borrowings	$ 348
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
National currency bond three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-08
Maturity	2043-08
Currency	COP
Amount disbursed	$ 263
Borrowings	$ 263
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
National currency bond four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2011-12
Maturity	2041-12
Currency	COP
Amount disbursed	$ 120
Borrowings	$ 120
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
National currency bond five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2013-05
Maturity	2028-05
Currency	COP
Amount disbursed	$ 100
Borrowings	$ 100
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2015-05
Maturity	2025-05
Currency	COP
Amount disbursed	$ 100
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2015-05
Maturity	2030-05
Currency	COP
Amount disbursed	$ 120
Borrowings	$ 120
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2015-05
Maturity	2035-05
Currency	COP
Amount disbursed	$ 280
Borrowings	$ 280
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-02
Maturity	2028-02
Currency	COP
Amount disbursed	$ 152
Borrowings	$ 152
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-02
Maturity	2041-02
Currency	COP
Amount disbursed	$ 133
Borrowings	$ 133
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-04
Maturity	2032-04
Currency	COP
Amount disbursed	$ 196
Borrowings	$ 196
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-04
Maturity	2042-04
Currency	COP
Amount disbursed	$ 243
Borrowings	$ 243
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-11
Maturity	2025-11
Currency	COP
Amount disbursed	$ 150
Interest rate	Fixed
Amortization	Bullet
Interest payment	Quarterly
National currency bond fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-11
Maturity	2031-11
Currency	COP
Amount disbursed	$ 120
Borrowings	$ 120
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-11
Maturity	2047-11
Currency	COP
Amount disbursed	$ 230
Borrowings	$ 230
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-07
Maturity	2027-07
Currency	COP
Amount disbursed	$ 157
Borrowings	$ 157
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-07
Maturity	2033-07
Currency	COP
Amount disbursed	$ 142
Borrowings	$ 142
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-07
Maturity	2043-07
Currency	COP
Amount disbursed	$ 201
Borrowings	$ 201
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-08
Maturity	2029-08
Currency	COP
Amount disbursed	$ 160
Borrowings	$ 160
Interest rate	Fixed
Amortization	Bullet
Interest payment	Quarterly
National currency bond twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-11
Maturity	2030-11
Currency	COP
Amount disbursed	$ 176
Borrowings	$ 176
Interest rate	Floating
Amortization	Bullet
Interest payment	Annually
National currency bond twenty-one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-11
Maturity	2037-11
Currency	COP
Amount disbursed	$ 224
Borrowings	$ 224
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond twenty-two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-11
Maturity	2044-11
Currency	COP
Amount disbursed	$ 100
Borrowings	$ 100
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond twenty-three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-06
Maturity	2030-06
Currency	COP
Amount disbursed	$ 150
Borrowings	$ 150
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency bond twenty-four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-06
Maturity	2039-06
Currency	COP
Amount disbursed	$ 250
Borrowings	$ 250
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
Foreign Currency Bond One
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-07
Maturity	2029-01
Currency	USD
Amount disbursed			$ 1,200
Borrowings			1,200
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Two
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2020-04
Maturity	2030-04
Currency	USD
Amount disbursed			2,000
Borrowings			2,000
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Three
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity	2031-11
Currency	USD
Amount disbursed			1,250
Borrowings			1,250
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Four
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-10
Maturity	2032-02
Currency	USD
Amount disbursed			1,750
Borrowings			1,750
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Five
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-01
Maturity	2033-01
Currency	USD
Amount disbursed			2,000
Borrowings			2,000
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Six
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2023-07
Maturity	2033-01
Currency	USD
Amount disbursed			300
Borrowings			300
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Seven
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2024-01
Maturity	2036-01
Currency	USD
Amount disbursed			1,850
Borrowings			1,850
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Eight
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2013-09
Maturity	2043-09
Currency	USD
Amount disbursed			850
Borrowings			850
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Nine
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2014-05
Maturity	2045-05
Currency	USD
Amount disbursed			2,000
Borrowings			2,000
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Ten
Conditions of the most significant debt
Company	Ecopetrol S.A.
Issue date	2021-11
Maturity	2051-11
Currency	USD
Amount disbursed			750
Borrowings			750
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-11
Maturity	2033-11
Currency	USD
Amount disbursed			330
Borrowings			330
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-07
Maturity	2034-01
Currency	USD
Amount disbursed			151
Borrowings			116
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-07
Maturity	2034-01
Currency	UVR
Amount disbursed | COU					COU 1,183
Borrowings | COU					1,359
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2011-10
Maturity	2026-10
Currency	COP
Amount disbursed	$ 100,000
Borrowings	$ 100,000
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
Foreign Currency Bond Fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2011-01
Maturity	2026-01
Currency	USD
Amount disbursed			38
Borrowings			38
Interest rate	Fixed
Amortization	Bullet
Interest payment	Quarterly
Foreign Currency Bond Sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2012-10
Maturity	2031-04
Currency	USD
Amount disbursed			40
Borrowings			40
Interest rate	Fixed
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2019-04
Maturity	2034-04
Currency	USD
Amount disbursed			600
Borrowings			600
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-04
Maturity	2038-04
Currency	USD
Amount disbursed			500
Borrowings			500
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-11
Maturity	2037-11
Currency	PEN
Amount disbursed | S/						S/ 208
Borrowings | S/						208
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-05
Maturity	2025-04
Currency	BRL
Amount disbursed | R$				R$ 621
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Twenty-One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2019-12
Maturity	2029-12
Currency	BRL
Amount disbursed | R$				409
Borrowings | R$				573
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-12
Maturity	2028-11
Currency	BRL
Amount disbursed | R$				800
Borrowings | R$				800
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-12
Maturity	2044-05
Currency	BRL
Amount disbursed | R$				800
Borrowings | R$				895
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-02
Maturity	2044-07
Currency	BRL
Amount disbursed | R$				673
Borrowings | R$				967
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-10
Maturity	2031-10
Currency	BRL
Amount disbursed | R$				669
Borrowings | R$				826
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-10
Maturity	2038-10
Currency	BRL
Amount disbursed | R$				281
Borrowings | R$				347
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-04
Maturity	2029-04
Currency	BRL
Amount disbursed | R$				700
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-03
Maturity	2030-03
Currency	BRL
Amount disbursed | R$				550
Borrowings | R$				550
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Twenty-Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-10
Maturity	2033-10
Currency	BRL
Amount disbursed | R$				784
Borrowings | R$				862
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-10
Maturity	2038-10
Currency	BRL
Amount disbursed | R$				1,116
Borrowings | R$				1,228
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-03
Maturity	2029-03
Currency	BRL
Amount disbursed | R$				685
Borrowings | R$				685
Interest rate	Floating
Amortization	Bullet
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-03
Maturity	2031-03
Currency	BRL
Amount disbursed | R$				512
Borrowings | R$				512
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-03
Maturity	2034-03
Currency	BRL
Amount disbursed | R$				130
Borrowings | R$				130
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-05
Maturity	2031-05
Currency	BRL
Amount disbursed | R$				1,000
Borrowings | R$				1,000
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-10
Maturity	2036-10
Currency	BRL
Amount disbursed | R$				1,053
Borrowings | R$				1,105
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-10
Maturity	2039-10
Currency	BRL
Amount disbursed | R$				752
Borrowings | R$				789
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-03
Maturity	2033-06
Currency	BRL
Amount disbursed | R$				500
Borrowings | R$				511
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-03
Maturity	2033-03
Currency	BRL
Amount disbursed | R$				900
Borrowings | R$				920
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Thirty-Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-07
Maturity	2035-06
Currency	BRL
Amount disbursed | R$				580
Borrowings | R$				586
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Forty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-10
Maturity	2037-10
Currency	BRL
Amount disbursed | R$				1,000
Borrowings | R$				1,002
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Forty-One
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-10
Maturity	2040-10
Currency	BRL
Amount disbursed | R$				1,000
Borrowings | R$				1,002
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Forty-Two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-06
Maturity	2025-06
Currency	UF
Amount disbursed | CLF							CLF 6
Borrowings | CLF							0
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Forty-Three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-06
Maturity	2030-12
Currency	UF
Amount disbursed | CLF							6
Borrowings | CLF							10
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Forty-Four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-06
Maturity	2030-12
Currency	UF
Amount disbursed | CLF							5
Borrowings | CLF							5
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign Currency Bond Forty-Five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-02
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							1
Borrowings | CLF							1
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Foreign Currency Bond Forty-Six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-11
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							2
Borrowings | CLF							2
Interest rate	Fixed
Amortization	Annually
Interest payment	Monthly
Foreign Currency Bond Forty-Seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-09
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							2
Borrowings | CLF							2
Interest rate	Fixed
Amortization	Annually
Interest payment	Monthly
Foreign Currency Bond Forty-Eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-07
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							2
Borrowings | CLF							2
Interest rate	Fixed
Amortization	Annually
Interest payment	Monthly
Foreign Currency Bond Forty-Nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-04
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							1
Borrowings | CLF							1
Interest rate	Fixed
Amortization	Annually
Interest payment	Monthly
Foreign Currency Bond Fifty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-07
Maturity	2056-06
Currency	USD
Amount disbursed			1,200
Borrowings			1,073
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
National currency credit one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-04
Maturity	2030-04
Currency	COP
Amount disbursed	$ 450
Borrowings	$ 450
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-10
Maturity	2030-04
Currency	COP
Amount disbursed	$ 150
Borrowings	$ 150
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-12
Maturity	2035-12
Currency	COP
Amount disbursed	$ 250
Borrowings	$ 250
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-06
Maturity	2034-12
Currency	COP
Amount disbursed	$ 250
Borrowings	$ 250
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-04
Maturity	2036-04
Currency	COP
Amount disbursed	$ 400
Borrowings	$ 400
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-11
Maturity	2036-04
Currency	COP
Amount disbursed	$ 200
Borrowings	$ 200
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-12
Maturity	2028-01
Currency	COP
Amount disbursed	$ 250
Borrowings	$ 135
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
National currency credit eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-12
Maturity	2034-01
Currency	COP
Amount disbursed	$ 150
Borrowings	$ 138
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
National currency credit nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-12
Maturity	2034-01
Currency	COP
Amount disbursed	$ 150
Borrowings	$ 138
Interest rate	Floating
Amortization	Annually
Interest payment	Semi-annually
National currency credit ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2016-12
Maturity	2034-01
Currency	UVR
Amount disbursed | COU					1,359
Borrowings | COU					COU 561
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
National currency credit eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-10
Maturity	2031-10
Currency	COP
Amount disbursed	$ 158
Borrowings	$ 135
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-10
Maturity	2028-10
Currency	COP
Amount disbursed	$ 71
Borrowings	$ 53
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-07
Maturity	2027-07
Currency	COP
Amount disbursed	$ 194
Borrowings	$ 194
Interest rate	Floating
Amortization	Bullet
Interest payment	Quarterly
National currency credit fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-10
Maturity	2034-10
Currency	COP
Amount disbursed	$ 209
Borrowings	$ 209
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-11
Maturity	2034-11
Currency	COP
Amount disbursed	$ 80
Borrowings	$ 80
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-11
Maturity	2035-11
Currency	COP
Amount disbursed	$ 46
Borrowings	$ 46
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-05
Maturity	2028-11
Currency	COP
Amount disbursed	$ 59
Borrowings	$ 25
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2019-05
Maturity	2029-05
Currency	COP
Amount disbursed	$ 9
Borrowings	$ 4
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
National currency credit nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-04
Maturity	2030-04
Currency	COP
Amount disbursed	$ 10
Borrowings	$ 6
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-09
Maturity	2030-09
Currency	COP
Amount disbursed	$ 4
Borrowings	$ 3
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-11
Maturity	2030-09
Currency	COP
Amount disbursed	$ 8
Borrowings	$ 5
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-12
Maturity	2030-09
Currency	COP
Amount disbursed	$ 8
Borrowings	$ 6
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-06
Maturity	2031-03
Currency	COP
Amount disbursed	$ 7
Borrowings	$ 6
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-10
Maturity	2031-06
Currency	COP
Amount disbursed	$ 7
Borrowings	$ 6
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-11
Maturity	2031-06
Currency	COP
Amount disbursed	$ 16
Borrowings	$ 13
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-11
Maturity	2031-06
Currency	COP
Amount disbursed	$ 20
Borrowings	$ 16
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-06
Maturity	2027-06
Currency	COP
Amount disbursed	$ 13
Borrowings	$ 6
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
National currency credit twenty-eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-08
Maturity	2027-08
Currency	COP
Amount disbursed	$ 51
Borrowings	$ 34
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2019-09
Maturity	2025-09
Currency	USD
Amount disbursed			70
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-12
Maturity	2030-11
Currency	USD
Amount disbursed			40
Borrowings			40
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-02
Maturity	2030-11
Currency	USD
Amount disbursed			30
Borrowings			30
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-03
Maturity	2030-11
Currency	USD
Amount disbursed			36
Borrowings			36
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-03
Maturity	2026-01
Currency	USD
Amount disbursed			23
Borrowings			23
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-04
Maturity	2026-11
Currency	PEN
Amount disbursed | S/						S/ 249
Interest rate	Fixed
Amortization	Bullet
Interest payment	Bullet
Foreign currency credit seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-09
Maturity	2032-09
Currency	USD
Amount disbursed			76
Borrowings			76
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-04
Maturity	2025-04
Currency	USD
Amount disbursed			30
Interest rate	Fixed
Amortization	Bullet
Interest payment	Bullet
Foreign currency credit nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-04
Maturity	2026-04
Currency	USD
Amount disbursed			30
Interest rate	Fixed
Amortization	Bullet
Interest payment	Bullet
Foreign currency credit ten
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-12
Maturity	2028-10
Currency	USD
Amount disbursed			21
Borrowings			21
Interest rate	Floating
Amortization	Bullet
Interest payment	Bullet
Foreign currency credit eleven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-05
Maturity	2027-05
Currency	USD
Amount disbursed			5
Borrowings			2
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
Foreign currency credit twelve
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-10
Maturity	2027-06
Currency	USD
Amount disbursed			5
Borrowings			2
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
Foreign currency credit thirteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2024-06
Maturity	2030-11
Currency	USD
Amount disbursed			7
Borrowings			$ 7
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
Foreign currency credit fourteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2014-01
Maturity	2029-03
Currency	BRL
Amount disbursed | R$				284
Borrowings | R$				67
Interest rate	Floating
Amortization	Monthly
Interest payment	Monthly
Foreign currency credit fifteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2014-01
Maturity	2029-03
Currency	BRL
Amount disbursed | R$				2
Borrowings | R$				1
Interest rate	Floating
Amortization	Monthly
Interest payment	Monthly
Foreign currency credit sixteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-08
Maturity	2032-03
Currency	BRL
Amount disbursed | R$				273
Borrowings | R$				129
Interest rate	Floating
Amortization	Monthly
Interest payment	Monthly
Foreign currency credit seventeen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2017-08
Maturity	2032-03
Currency	BRL
Amount disbursed | R$				1
Borrowings | R$				1
Interest rate	Floating
Amortization	Monthly
Interest payment	Monthly
Foreign currency credit eighteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2022-03
Maturity	2041-12
Currency	BRL
Amount disbursed | R$				227
Borrowings | R$				487
Interest rate	Floating
Amortization	Monthly
Interest payment	Monthly
Foreign currency credit nineteen
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2010-05
Maturity	2030-05
Currency	BRL
Amount disbursed | R$				220
Borrowings | R$				R$ 77
Interest rate	Fixed
Amortization	Monthly
Interest payment	Monthly
Foreign currency credit twenty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-09
Maturity	2025-03
Currency	UF
Amount disbursed | CLF							1,020,000
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Monthly
Foreign currency credit twenty-one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2023-09
Maturity	2025-03
Currency	UF
Amount disbursed | CLF							419,800
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Monthly
Foreign currency credit twenty-two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2019-03
Maturity	2025-09
Currency	UF
Amount disbursed | CLF							27,368
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
Foreign currency credit twenty-three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2019-03
Maturity	2025-09
Currency	UF
Amount disbursed | CLF							23,437
Interest rate	Floating
Amortization	Quarterly
Interest payment	Quarterly
Foreign currency credit twenty-four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-09
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							31,849
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Monthly
Foreign currency credit twenty-five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-09
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							318,302
Interest rate	Fixed
Amortization	Annually
Interest payment	Monthly
Foreign currency credit twenty-six
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2018-09
Maturity	2050-06
Currency	UF
Amount disbursed | CLF							127,349
Interest rate	Fixed
Amortization	Annually
Interest payment	Monthly
Foreign currency credit twenty-seven
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2020-09
Maturity	2024-06
Currency	CLP
Amount disbursed								$ 1,479
Interest rate	Floating
Amortization	Annually
Interest payment	Monthly
Foreign currency credit twenty-eight
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-05
Maturity	2026-05
Currency	CLP
Amount disbursed								88,518
Borrowings								26,555
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Foreign currency credit twenty-nine
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-05
Maturity	2028-05
Currency	CLP
Amount disbursed								59,143
Borrowings								45,640
Interest rate	Fixed
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit thirty
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-07
Maturity	2031-06
Currency	UF
Amount disbursed | CLF							850,000
Borrowings | CLF							850,000
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit thirty-one
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-07
Maturity	2031-06
Currency	UF
Amount disbursed | CLF							850,000
Borrowings | CLF							850,000
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit thirty-two
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-09
Maturity	2031-06
Currency	UF
Amount disbursed | CLF							480,000
Borrowings | CLF							480,000
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit thirty-three
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-11
Maturity	2031-06
Currency	UF
Amount disbursed | CLF							100,000
Borrowings | CLF							100,000
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit thirty-four
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2025-12
Maturity	2031-06
Currency	UF
Amount disbursed | CLF							180,000
Borrowings | CLF							CLF 180,000
Interest rate	Floating
Amortization	Semi-annually
Interest payment	Semi-annually
Foreign currency credit thirty-five
Conditions of the most significant debt
Company	Interconexión Eléctrica S.A. E.S.P
Issue date	2021-05
Maturity	2026-05
Currency	CLP
Borrowings								$ 8,947
Interest rate	Fixed
Amortization	Annually
Interest payment	Semi-annually
Bonds, domestic currency one
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-08
Maturity		2028-08
Currency		COP
Amount disbursed		$ 348
Borrowings		$ 348
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, domestic currency two
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2010-12
Maturity		2040-12
Currency		COP
Amount disbursed		$ 284
Borrowings		$ 284
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, domestic currency three
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-08
Maturity		2043-08
Currency		COP
Amount disbursed		$ 263
Borrowings		$ 263
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, domestic currency four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2011-12
Maturity		2041-12
Currency		COP
Amount disbursed		$ 120
Borrowings		$ 120
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, domestic currency five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2013-05
Maturity		2028-05
Currency		COP
Amount disbursed		$ 100
Borrowings		$ 100
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2015-05
Maturity		2025-05
Currency		COP
Amount disbursed		$ 100
Borrowings		$ 100
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2015-05
Maturity		2030-05
Currency		COP
Amount disbursed		$ 120
Borrowings		$ 120
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2015-05
Maturity		2035-05
Currency		COP
Amount disbursed		$ 280
Borrowings		$ 280
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-02
Maturity		2024-02
Currency		COP
Amount disbursed		$ 115
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency ten
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-02
Maturity		2028-02
Currency		COP
Amount disbursed		$ 152
Borrowings		$ 152
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency eleven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-02
Maturity		2041-02
Currency		COP
Amount disbursed		$ 133
Borrowings		$ 133
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twelve
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2017-04
Maturity		2024-04
Currency		COP
Amount disbursed		$ 261
Interest rate		Fixed
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency thirteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2017-04
Maturity		2032-04
Currency		COP
Amount disbursed		$ 196
Borrowings		$ 196
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency fourteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2017-04
Maturity		2042-04
Currency		COP
Amount disbursed		$ 243
Borrowings		$ 243
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency fifteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2017-11
Maturity		2025-11
Currency		COP
Amount disbursed		$ 150
Borrowings		$ 150
Interest rate		Fixed
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency sixteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2017-11
Maturity		2031-11
Currency		COP
Amount disbursed		$ 120
Borrowings		$ 120
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency seventeen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2017-11
Maturity		2047-11
Currency		COP
Amount disbursed		$ 230
Borrowings		$ 230
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency eighteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2018-07
Maturity		2027-07
Currency		COP
Amount disbursed		$ 156
Borrowings		$ 157
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency nineteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2018-07
Maturity		2033-07
Currency		COP
Amount disbursed		$ 142
Borrowings		$ 142
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2018-07
Maturity		2043-07
Currency		COP
Amount disbursed		$ 201
Borrowings		$ 201
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2020-08
Maturity		2029-08
Currency		COP
Amount disbursed		$ 160
Borrowings		$ 160
Interest rate		Fixed
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2020-08
Maturity		2040-08
Currency		UVR
Amount disbursed | COU										COU 192
Borrowings | COU										192
Interest rate		Fixed
Amortization		Bullet
Interest payment		Annual
Bonds, domestic currency twenty three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-11
Maturity		2030-11
Currency		COP
Amount disbursed		$ 176
Borrowings		$ 176
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-11
Maturity		2037-11
Currency		COP
Amount disbursed		$ 224
Borrowings		$ 224
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-11
Maturity		2044-11
Currency		COP
Amount disbursed		$ 100
Borrowings		$ 100
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-06
Maturity		2030-06
Currency		COP
Amount disbursed		$ 150
Borrowings		$ 150
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-06
Maturity		2039-06
Currency		COP
Amount disbursed		$ 250
Borrowings		$ 250
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, domestic currency twenty eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-07
Maturity		2034-01
Currency		UVR
Amount disbursed | COU										446
Borrowings | COU										512
Interest rate		Fixed
Amortization		Annual
Interest payment		Half-yearly
Bonds, domestic currency twenty nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2011-10
Maturity		2026-10
Currency		COP
Amount disbursed		$ 100
Borrowings		$ 100
Interest rate		Floating
Amortization		Bullet
Interest payment		Quarterly
Bonds, foreign currency one
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2013-09
Maturity		2043-09
Currency		USD
Amount disbursed									$ 850
Borrowings									850
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency two
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2014-05
Maturity		2045-05
Currency		USD
Amount disbursed									2,000
Borrowings									2,000
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency three
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2020-04
Maturity		2030-04
Currency		USD
Amount disbursed									2,000
Borrowings									2,000
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency four
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2021-11
Maturity		2031-11
Currency		USD
Amount disbursed									1,250
Borrowings									1,250
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency five
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2021-11
Maturity		2051-11
Currency		USD
Amount disbursed									750
Borrowings									750
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency six
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2023-01
Maturity		2033-01
Currency		USD
Amount disbursed									2,000
Borrowings									2,000
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency seven
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2023-07
Maturity		2033-01
Currency		USD
Amount disbursed									300
Borrowings									300
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency eight
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2023-07
Maturity		2029-01
Currency		USD
Amount disbursed									1,200
Borrowings									1,200
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency nine
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2024-01
Maturity		2036-01
Currency		USD
Amount disbursed									1,850
Borrowings									1,850
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency ten
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2024-10
Maturity		2032-02
Currency		USD
Amount disbursed									1,750
Borrowings									1,750
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency eleven
Conditions of the most significant debt
Company		Oleoducto Central S.A.
Issue date		2020-07
Maturity		2027-07
Currency		USD
Amount disbursed									500
Borrowings									400
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency twelve
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2011-01
Maturity		2026-01
Currency		USD
Amount disbursed									38
Borrowings									38
Interest rate		Fixed
Amortization		Bullet
Interest payment		Quarterly
Bonds, foreign currency thirteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2012-10
Maturity		2031-04
Currency		USD
Amount disbursed									40
Borrowings									40
Interest rate		Fixed
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency fourteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2016-07
Maturity		2034-01
Currency		USD
Amount disbursed									151
Borrowings									125
Interest rate		Fixed
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency fifteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2017-03
Maturity		2024-02
Currency		USD
Amount disbursed									48
Interest rate		Floating
Amortization		Bullet
Interest payment		Annual
Bonds, foreign currency sixteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2018-05
Maturity		2025-04
Currency		USD
Amount disbursed									100
Borrowings									143
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency seventeen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2018-06
Maturity		2025-06
Currency		USD
Amount disbursed									224
Borrowings									75
Interest rate		Fixed
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency eighteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2018-06
Maturity		2030-12
Currency		USD
Amount disbursed									231
Borrowings									383
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency nineteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2018-06
Maturity		2024-12
Currency		USD
Amount disbursed									39
Interest rate		Fixed
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency twenty
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2018-06
Maturity		2030-12
Currency		USD
Amount disbursed									193
Borrowings									195
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency twenty one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2019-04
Maturity		2034-04
Currency		USD
Amount disbursed									600
Borrowings									600
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency twenty two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2019-12
Maturity		2029-12
Currency		USD
Amount disbursed									66
Borrowings									89
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency twenty three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2020-12
Maturity		2028-11
Currency		USD
Amount disbursed									129
Borrowings									129
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency twenty four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2020-12
Maturity		2044-05
Currency		USD
Amount disbursed									129
Borrowings									144
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency twenty five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2021-02
Maturity		2050-06
Currency		USD
Amount disbursed									34
Borrowings									34
Interest rate		Fixed
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency twenty six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2021-02
Maturity		2044-07
Currency		USD
Amount disbursed									109
Borrowings									156
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency twenty seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2021-07
Maturity		2056-06
Currency		USD
Amount disbursed									1,200
Borrowings									1,073
Interest rate		Fixed
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency twenty eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2021-10
Maturity		2031-10
Currency		USD
Amount disbursed									108
Borrowings									128
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency twenty nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P and subsidiaries
Issue date		2021-10
Maturity		2038-10
Currency		USD
Amount disbursed									45
Borrowings									54
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency thirty
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2022-04
Maturity		2038-04
Currency		USD
Amount disbursed									500
Borrowings									500
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency thirty one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2022-04
Maturity		2029-04
Currency		USD
Amount disbursed									113
Borrowings									113
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency thirty two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2022-11
Maturity		2050-06
Currency		USD
Amount disbursed									74
Borrowings									74
Interest rate		Fixed
Amortization		Annual
Interest payment		Monthly
Bonds, foreign currency thirty three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2023-03
Maturity		2030-03
Currency		USD
Amount disbursed									89
Borrowings									89
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency thirty four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2023-09
Maturity		2050-06
Currency		USD
Amount disbursed									68
Borrowings									68
Interest rate		Fixed
Amortization		Annual
Interest payment		Monthly
Bonds, foreign currency thirty five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2023-10
Maturity		2033-10
Currency		USD
Amount disbursed									127
Borrowings									133
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency thirty six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2023-10
Maturity		2038-10
Currency		USD
Amount disbursed									180
Borrowings									190
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Bonds, foreign currency thirty seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-03
Maturity		2029-03
Currency		USD
Amount disbursed									111
Borrowings									111
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Bonds, foreign currency thirty eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-03
Maturity		2031-03
Currency		USD
Amount disbursed									83
Borrowings									83
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency thirty nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-03
Maturity		2034-03
Currency		USD
Amount disbursed									21
Borrowings									21
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency forty
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-05
Maturity		2031-05
Currency		USD
Amount disbursed									161
Borrowings									161
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency forty one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-07
Maturity		2050-06
Currency		USD
Amount disbursed									68
Borrowings									60
Interest rate		Fixed
Amortization		Annual
Interest payment		Monthly
Bonds, foreign currency forty two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-10
Maturity		2036-10
Currency		USD
Amount disbursed									170
Borrowings									171
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
Bonds, foreign currency forty three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2024-10
Maturity		2039-10
Currency		USD
Amount disbursed									122
Borrowings									122
Interest rate		Floating
Amortization		Annual
Interest payment		Half-yearly
International commercial loans one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2010-05
Maturity		2030-05
Currency		USD
Amount disbursed									36
Borrowings									15
Interest rate		Fixed
Amortization		Monthly
Interest payment		Monthly
International commercial loans two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2014-01
Maturity		2029-03
Currency		USD
Amount disbursed									46
Borrowings									14
Interest rate		Floating
Amortization		Monthly
Interest payment		Monthly
International commercial loans three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2016-02
Maturity		2024-07
Currency		USD
Amount disbursed									5
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
International commercial loans four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2017-08
Maturity		2032-03
Currency		USD
Amount disbursed									44
Borrowings									23
Interest rate		Floating
Amortization		Monthly
Interest payment		Monthly
International commercial loans five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2018-09
Maturity		2050-06
Currency		USD
Amount disbursed									12
Borrowings									36
Interest rate		Fixed
Amortization		Monthly
Interest payment		Annual
International commercial loans six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2018-09
Maturity		2050-06
Currency		USD
Amount disbursed									5
Borrowings									14
Interest rate		Fixed
Amortization		Monthly
Interest payment		Annual
International commercial loans seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2019-03
Maturity		2025-09
Currency		USD
Amount disbursed									1
Borrowings									5
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
International commercial loans eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2019-09
Maturity		2025-09
Currency		USD
Amount disbursed									70
Borrowings									35
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2021-05
Maturity		2025-05
Currency		USD
Amount disbursed									89
Borrowings									27
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Annual
International commercial loans ten
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2021-05
Maturity		2026-05
Currency		USD
Amount disbursed									59
Borrowings									46
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans eleven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P
Issue date		2022-03
Maturity		2041-12
Currency		USD
Amount disbursed									37
Borrowings									$ 67
Interest rate		Floating
Amortization		Monthly
Interest payment		Monthly
International commercial loans twelve
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-04
Maturity		2026-11
Currency		USD
Amount disbursed		$ 66
Borrowings		$ 58
Interest rate		Fixed
Amortization		Bullet
Interest payment		Bullet
International commercial loans thirteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-09
Maturity		2032-09
Currency		USD
Amount disbursed		$ 20
Borrowings		$ 76
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans fourteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-10
Maturity		2027-06
Currency		USD
Amount disbursed		$ 5
Borrowings		$ 2
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
International commercial loans fifteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-12
Maturity		2030-11
Currency		USD
Amount disbursed		$ 40
Borrowings		$ 40
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans sixteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-02
Maturity		2030-11
Currency		USD
Amount disbursed		$ 30
Borrowings		$ 30
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans seventeen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-03
Maturity		2030-11
Currency		USD
Amount disbursed		$ 36
Borrowings		$ 36
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans eighteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-09
Maturity		2025-03
Currency		USD
Amount disbursed		$ 39
Borrowings		$ 22
Interest rate		Floating
Amortization		Monthly
Interest payment		Half-yearly
International commercial loans nineteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-09
Maturity		2025-03
Currency		USD
Amount disbursed		$ 22
Interest rate		Floating
Amortization		Monthly
Interest payment		Half-yearly
International commercial loans twenty
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-09
Maturity		2025-03
Currency		USD
Amount disbursed		$ 16
Borrowings		$ 6
Interest rate		Floating
Amortization		Monthly
Interest payment		Half-yearly
International commercial loans twenty one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-12
Maturity		2024-12
Currency		USD
Amount disbursed		$ 38
Interest rate		Fixed
Amortization		Bullet
Interest payment		Bullet
International commercial loans twenty two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-04
Maturity		2025-04
Currency		USD
Amount disbursed		$ 30
Borrowings		$ 30
Interest rate		Fixed
Amortization		Bullet
Interest payment		Bullet
International commercial loans twenty three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-06
Maturity		2030-11
Currency		USD
Amount disbursed		$ 7
Borrowings		$ 9
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
International commercial loans twenty four
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2017-12
Maturity		2025-12
Currency		USD
Amount disbursed		$ 359
Borrowings		$ 114
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans twenty five
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2024-07
Maturity		2029-04
Currency		USD
Amount disbursed		$ 1,200
Borrowings		$ 1,200
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Bullet
International commercial loans twenty six
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2024-07
Maturity		2025-07
Currency		USD
Amount disbursed		$ 160
Borrowings		$ 160
Interest rate		Floating
Amortization		Bullet
Interest payment		Quaterly
International commercial loans twenty seven
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2022-12
Maturity		2027-12
Currency		USD
Amount disbursed		$ 575
Borrowings		$ 700
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans twenty eight
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2022-12
Maturity		2027-12
Currency		USD
Amount disbursed		$ 247
Borrowings		$ 300
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
International commercial loans twenty nine
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2023-05
Maturity		2028-05
Currency		USD
Amount disbursed		$ 400
Borrowings		$ 400
Interest rate		Floating
Amortization		Bullet
Interest payment		Quaterly
International commercial loans thirty
Conditions of the most significant debt
Company		Ecopetrol S.A.
Issue date		2024-10
Maturity		2029-10
Currency		USD
Amount disbursed		$ 250
Borrowings		$ 250
Interest rate		Floating
Amortization		Bullet
Interest payment		Half-yearly
Domestic commercial loans one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-12
Maturity		2028-01
Currency		COP
Amount disbursed		$ 250
Borrowings		$ 169
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Annual
Domestic commercial loans two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-12
Maturity		2034-01
Currency		COP
Amount disbursed		$ 150
Borrowings		$ 141
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Annual
Domestic commercial loans three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-12
Maturity		2034-01
Currency		COP
Amount disbursed		$ 150
Borrowings		$ 141
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Annual
Domestic commercial loans four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2016-12
Maturity		2034-01
Currency		UVR
Amount disbursed | COU										511,954
Borrowings | COU										COU 211,357
Interest rate		Fixed
Amortization		Half-yearly
Interest payment		Annual
Domestic commercial loans five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2018-05
Maturity		2028-11
Currency		COP
Amount disbursed		$ 59
Borrowings		$ 33
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2018-07
Maturity		2024-01
Currency		COP
Amount disbursed		$ 218
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2018-11
Maturity		2028-11
Currency		COP
Amount disbursed		$ 23
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2019-05
Maturity		2029-05
Currency		COP
Amount disbursed		$ 9
Borrowings		$ 6
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2020-04
Maturity		2030-04
Currency		COP
Amount disbursed		$ 10
Borrowings		$ 8
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans ten
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2020-09
Maturity		2030-09
Currency		COP
Amount disbursed		$ 4
Borrowings		$ 3
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans eleven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2020-11
Maturity		2030-09
Currency		COP
Amount disbursed		$ 8
Borrowings		$ 7
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans twelve
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2020-12
Maturity		2030-09
Currency		COP
Amount disbursed		$ 8
Borrowings		$ 7
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans thirteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2021-06
Maturity		2031-03
Currency		COP
Amount disbursed		$ 7
Borrowings		$ 7
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans fourteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2021-10
Maturity		2028-10
Currency		COP
Amount disbursed		$ 71
Borrowings		$ 71
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans fifteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2021-10
Maturity		2031-06
Currency		COP
Amount disbursed		$ 7
Borrowings		$ 7
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans sixteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2021-10
Maturity		2031-10
Currency		COP
Amount disbursed		$ 158
Borrowings		$ 158
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans seventeen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2021-11
Maturity		2031-06
Currency		COP
Amount disbursed		$ 16
Borrowings		$ 15
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans eighteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2021-11
Maturity		2031-06
Currency		COP
Amount disbursed		$ 20
Borrowings		$ 19
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans nineteen
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-06
Maturity		2027-06
Currency		COP
Amount disbursed		$ 13
Borrowings		$ 11
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans twenty
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-07
Maturity		2027-07
Currency		COP
Amount disbursed		$ 194
Borrowings		$ 194
Interest rate		Floating
Amortization		Quaterly
Interest payment		Bullet
Domestic commercial loans twenty one
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2022-08
Maturity		2027-08
Currency		COP
Amount disbursed		$ 51
Borrowings		$ 51
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans twenty two
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-04
Maturity		2030-04
Currency		COP
Amount disbursed		$ 450
Borrowings		$ 450
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans twenty three
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-10
Maturity		2030-04
Currency		COP
Amount disbursed		$ 150
Borrowings		$ 150
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans twenty four
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-11
Maturity		2024-10
Currency		COP
Amount disbursed		$ 209
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans twenty five
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-12
Maturity		2034-12
Currency		COP
Amount disbursed		$ 250
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans twenty six
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2023-12
Maturity		2035-12
Currency		COP
Amount disbursed		$ 250
Borrowings		$ 250
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans twenty seven
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-06
Maturity		2034-12
Currency		COP
Amount disbursed		$ 250
Borrowings		$ 250
Interest rate		Floating
Amortization		Half-yearly
Interest payment		Half-yearly
Domestic commercial loans twenty eight
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-10
Maturity		2034-10
Currency		COP
Amount disbursed		$ 209
Borrowings		$ 209
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly
Domestic commercial loans twenty nine
Conditions of the most significant debt
Company		Interconexión Eléctrica S.A. E.S.P.
Issue date		2024-11
Maturity		2034-11
Currency		COP
Amount disbursed		$ 80
Borrowings		$ 80
Interest rate		Floating
Amortization		Quaterly
Interest payment		Quaterly